Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real property owned:
Land and land improvements	$ 1,365,391	$ 1,116,756
Buildings and improvements	15,635,127	13,073,747
Acquired lease intangibles	673,684	428,199
Real property held for sale, net of accumulated depreciation	245,213	36,115
Construction in progress	162,984	189,502
Gross real property owned	18,082,399	14,844,319
Less accumulated depreciation and amortization	(1,555,055)	(1,194,476)
Net real property owned	16,527,344	13,649,843
Real estate loans receivable:
Real estate loans receivable	895,665	292,507
Net real estate investments	17,423,009	13,942,350
Other assets:
Investments in unconsolidated entities	438,936	241,722
Goodwill	68,321	68,321
Deferred loan expenses	66,327	58,584
Cash and cash equivalents	1,033,764	163,482
Restricted cash	107,657	69,620
Receivables and other assets	411,095	380,527
Total other assets	2,126,100	982,256
Total assets	19,549,109	14,924,606
Liabilities:
Borrowings under unsecured lines of credit arrangements	0	610,000
Senior unsecured notes	6,114,151	4,434,107
Secured debt	2,336,196	2,112,649
Capital lease obligations	81,552	83,996
Accrued expenses and other liabilities	462,099	371,557
Total liabilities	8,993,998	7,612,309
Redeemable noncontrolling interests	34,592	33,650
Equity:
Preferred stock	1,022,917	1,010,417
Common stock	260,396	192,299
Capital in excess of par value	10,543,690	7,019,714
Treasury stock	(17,875)	(13,535)
Cumulative net income	2,184,819	1,893,806
Cumulative dividends	(3,694,579)	(2,972,129)
Accumulated other comprehensive income	(11,028)	(11,928)
Other equity	6,461	6,120
Total Health Care REIT, Inc. stockholders' equity	10,294,801	7,124,764
Noncontrolling interests	225,718	153,883
Total equity	10,520,519	7,278,647
Total liabilities and equity	$ 19,549,109	$ 14,924,606